FINANCIAL INSTRUMENTS - Derivatives, Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	$ (18)	$ 291	$ (263)
Gain (loss) recognized in earnings attributable to risk being hedged	121	(1)	(241)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	555	1,507	2,095
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	(102)	1,072	97
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	74	18	(1)
Gain (loss) on fair value hedges ineffectiveness	(4)	(2)	4
Gains and (Losses) excluded from the assessment of hedge effectiveness for fair value hedges	0	0	0
Gains and (Losses) associated with underlying exposure that did not occur or was not expected to occur for cash flow hedges	0	0	0
Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	243	618	958
Foreign exchange contracts | Net investment hedge
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	311	889	1,136
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	28	108	231
Gain (loss) recognized in earnings attributable to risk being hedged	58	(1)	(127)
Interest expense | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	31	94	206
Gain (loss) recognized in earnings attributable to risk being hedged	63	(1)	(114)
Interest expense | Interest rate contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	(24)	0	(1)
Interest expense | Foreign exchange contracts | Net investment hedge
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	77	13	0
SG&A expense | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	4	149	15
SG&A expense | Equity contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	112	(27)	51
Other (income) and expense | Interest rate contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	0	(1)	34
Other (income) and expense | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	(68)	731	98
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	(3)	5	(1)
Other (income) and expense | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(189)	127	(776)
Other (income) and expense | Equity contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	(1)	(9)	(9)
Cost of sales | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	$ (13)	$ 192	$ (15)